Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
Satellite performance incentive payments [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 38
Interest payments	2,645
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	18,869
Interest payments	$ 1,806,376